Janus Henderson VIT Enterprise Portfolio

Schedule of Investments (unaudited)

September 30, 2023

Shares		Value
Common Stocks– 96.3%
Aerospace & Defense – 1.3%
L3Harris Technologies Inc	106,712	$18,580,693
Airlines – 1.0%
Ryanair Holdings PLC (ADR)*	158,074	15,366,374
Biotechnology – 2.9%
Argenx SE (ADR)*	28,735	14,126,988
Ascendis Pharma A/S (ADR)*	82,284	7,705,074
BioMarin Pharmaceutical Inc*	117,788	10,421,882
Sarepta Therapeutics Inc*	80,439	9,750,816
		42,004,760
Capital Markets – 3.7%
Cboe Global Markets Inc	67,198	10,497,000
Charles Schwab Corp	195,032	10,707,257
LPL Financial Holdings Inc	114,236	27,148,185
MSCI Inc	10,723	5,501,757
		53,854,199
Chemicals – 1.1%
Corteva Inc	304,585	15,582,569
Commercial Services & Supplies – 3.8%
Cimpress PLC*	155,603	10,893,766
Clean Harbors Inc*	60,498	10,124,945
RB Global Inc	192,155	12,009,688
Rentokil Initial PLC	365,306	2,707,651
Rentokil Initial PLC (ADR)	524,406	19,429,242
		55,165,292
Containers & Packaging – 0.4%
Sealed Air Corp	157,766	5,184,191
Diversified Consumer Services – 0.3%
Frontdoor Inc*	152,687	4,670,695
Diversified Financial Services – 4.1%
Fidelity National Information Services Inc	187,844	10,382,138
Global Payments Inc	101,863	11,753,972
WEX Inc*	200,312	37,676,684
		59,812,794
Electric Utilities – 1.4%
Alliant Energy Corp	434,697	21,061,070
Electrical Equipment – 2.0%
Regal Beloit Corp	48,235	6,891,817
Sensata Technologies Holding PLC	601,877	22,762,988
		29,654,805
Electronic Equipment, Instruments & Components – 6.6%
Flex Ltd*	1,375,930	37,122,591
National Instruments Corp	226,085	13,479,188
TE Connectivity Ltd	124,384	15,365,156
Teledyne Technologies Inc*	74,997	30,642,274
		96,609,209
Entertainment – 1.9%
Atlanta Braves Holdings Inc - Class C*	957	34,194
Liberty Media Corp-Liberty Formula One - Class C*	17,863	573,402
Liberty Media Corp-Liberty Formula One - Series A*	25,126	1,420,624
Liberty Media Corp-Liberty Formula One - Series C*	417,361	26,001,590
		28,029,810
Food & Staples Retailing – 0.6%
Dollar Tree Inc*	82,235	8,753,916
Health Care Equipment & Supplies – 8.9%
Boston Scientific Corp*	882,873	46,615,694
Cooper Cos Inc	40,105	12,753,791
Dentsply Sirona Inc	373,937	12,773,688
ICU Medical Inc*	103,590	12,328,246
STERIS PLC	71,762	15,746,018
Teleflex Inc	153,585	30,165,630
		130,383,067
Hotels, Restaurants & Leisure – 2.1%
Aramark	581,506	20,178,258
Entain PLC	939,044	10,686,527
		30,864,785
Information Technology Services – 4.7%
Amdocs Ltd	398,367	33,658,028

Shares		Value
Common Stocks– (continued)
Information Technology Services– (continued)
GoDaddy Inc*	463,704	$34,536,674
		68,194,702
Insurance – 5.4%
Intact Financial Corp	274,797	40,067,228
Ryan Specialty Group Holdings Inc - Class A*	176,629	8,548,844
WR Berkley Corp	469,056	29,780,365
		78,396,437
Interactive Media & Services – 0.4%
Ziff Davis Inc*	102,014	6,497,272
Life Sciences Tools & Services – 4.9%
Avantor Inc*	830,078	17,498,044
Illumina Inc*	72,736	9,985,198
PerkinElmer Inc	295,056	32,662,699
Waters Corp*	44,111	12,095,677
		72,241,618
Machinery – 4.2%
Fortive Corp	181,516	13,461,227
Ingersoll Rand Inc	400,642	25,528,908
Wabtec Corp	214,215	22,764,628
		61,754,763
Multi-Utilities – 1.0%
Ameren Corp	191,716	14,346,108
Oil, Gas & Consumable Fuels – 1.4%
ONEOK Inc	332,706	21,103,542
Pharmaceuticals – 0.9%
Catalent Inc*	277,061	12,614,587
Professional Services – 6.5%
Broadridge Financial Solutions Inc	146,525	26,235,301
Ceridian HCM Holding Inc*	272,216	18,469,856
SS&C Technologies Holdings Inc	693,734	36,448,784
TransUnion	198,441	14,246,079
		95,400,020
Road & Rail – 3.5%
JB Hunt Transport Services Inc	176,689	33,309,410
TFI International Inc	134,198	17,232,365
		50,541,775
Semiconductor & Semiconductor Equipment – 8.8%
KLA Corp	31,257	14,336,336
Lam Research Corp	19,870	12,453,920
Microchip Technology Inc	312,590	24,397,649
NXP Semiconductors NV	146,806	29,349,456
ON Semiconductor Corp*	522,558	48,571,766
		129,109,127
Software – 6.5%
Atlassian Corp - Class A*	33,900	6,831,189
Constellation Software Inc/Canada	27,541	56,863,922
Dynatrace Inc*	220,454	10,301,815
Nice Ltd (ADR)*	96,361	16,381,370
Topicus.com Inc*	69,312	4,578,950
		94,957,246
Specialized Real Estate Investment Trusts (REITs) – 1.2%
Lamar Advertising Co	202,178	16,875,798
Specialty Retail – 2.0%
Burlington Stores Inc*	60,314	8,160,484
CarMax Inc*	288,965	20,438,494
Wayfair Inc - Class A*	19,156	1,160,279
		29,759,257
Textiles, Apparel & Luxury Goods – 0.9%
Gildan Activewear Inc	456,245	12,779,422
Trading Companies & Distributors – 1.9%
Ferguson PLC	167,754	27,590,500
Total Common Stocks (cost $955,255,250)		1,407,740,403
Warrants– 0%
Software – 0%
Constellation Software Inc/Canada, expires 3/31/40*((cost $0)	27,541	2
Investment Companies– 3.6%
Money Markets – 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº,£((cost $53,167,897)	53,159,043	53,174,991
Total Investments (total cost $1,008,423,147) – 99.9%		1,460,915,396
Cash, Receivables and Other Assets, net of Liabilities – 0.1%		1,460,951
Net Assets – 100%		$1,462,376,347

Summary of Investments by Country - (Long Positions) (unaudited)

		% of
		Investment
Country	Value	Securities
United States	$1,230,980,593	84.3%
Canada	143,531,577	9.8
United Kingdom	32,823,420	2.2
Israel	16,381,370	1.1
Ireland	15,366,374	1.1
Belgium	14,126,988	1.0
Denmark	7,705,074	0.5

Total	$1,460,915,396	100.0%

Schedules of Affiliated Investments – (% of Net Assets)

	Dividend Income	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 9/30/23
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	$1,382,882	$3,106	$2,294	$53,174,991
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	12,850∆	-	-	-
Total Affiliated Investments - 3.6%	$1,395,732	$3,106	$2,294	$53,174,991

	Value at 12/31/22	Purchases	Sales Proceeds	Value at 9/30/23
Investment Companies - 3.6%
Money Markets - 3.6%
Janus Henderson Cash Liquidity Fund LLC, 5.3601%ºº	40,155,127	131,130,615	(118,116,151)	53,174,991
Investments Purchased with Cash Collateral from Securities Lending - N/A
Investment Companies - N/A
Janus Henderson Cash Collateral Fund LLC, 5.2832%ºº	5,597,967	98,523,551	(104,121,518)	-

Schedule of Forward Foreign Currency Exchange Contracts

Counterparty/ Foreign Currency	Settlement Date	Foreign Currency Amount (Sold)/ Purchased	USD Currency Amount (Sold)/ Purchased	Market Value and Unrealized Appreciation/ (Depreciation)
Bank of America, National Association:
Canadian Dollar	10/26/23	1,092,000	$(818,259)	$(13,882)
Euro	10/26/23	1,511,000	(1,676,005)	(77,006)
Euro	10/26/23	(845,000)	902,751	8,539

				(82,349)
Barclays Capital, Inc.:
Canadian Dollar	10/26/23	(10,624,000)	8,072,727	246,991
Euro	10/26/23	(4,689,000)	5,199,372	237,290

				484,281
BNP Paribas:
Euro	10/26/23	380,000	(421,378)	(19,247)
Citibank, National Association:
Canadian Dollar	10/26/23	(6,472,000)	4,918,877	151,541
Euro	10/26/23	680,000	(721,091)	(1,489)
Euro	10/26/23	(6,319,000)	7,007,974	320,963

				471,015
Goldman Sachs & Co. LLC:
Canadian Dollar	10/26/23	(673,000)	511,421	15,684
Euro	10/26/23	(145,000)	160,793	7,349

				23,033
HSBC Securities (USA), Inc.:
Canadian Dollar	10/26/23	1,125,000	(848,558)	(19,873)
Canadian Dollar	10/26/23	(10,362,000)	7,874,809	242,064
Euro	10/26/23	831,000	(874,837)	4,559
Euro	10/26/23	(4,195,400)	4,654,041	214,306

				441,056
JPMorgan Chase Bank, National Association:
Canadian Dollar	10/26/23	1,285,000	(951,494)	(4,951)
Canadian Dollar	10/26/23	(13,717,000)	10,387,728	283,659
Euro	10/26/23	(7,070,400)	7,840,013	357,842

				636,550
Morgan Stanley & Co:
Canadian Dollar	10/26/23	214,000	(162,676)	(5,042)
Morgan Stanley London FX:
Euro	10/26/23	(2,266,000)	2,512,593	114,624
State Street Bank and Trust Company:
Canadian Dollar	10/26/23	1,127,000	(829,822)	337
Canadian Dollar	10/26/23	(14,677,000)	11,117,996	306,782
Euro	10/26/23	756,000	(836,459)	(36,431)
Euro	10/26/23	(10,271,000)	11,384,716	515,545

				786,233
Total				$2,850,154

Average Ending Monthly Value of Derivative Instruments During the Period Ended September 30, 2023

Forward foreign currency exchange contracts:
Average amounts purchased - in USD	$ 11,358,085
Average amounts sold - in USD	78,951,667

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

*	Non-income producing security.

ºº	Rate shown is the 7-day yield as of September 30, 2023.

£

The Portfolio may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Portfolio owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control.

∆	Net of income paid to the securities lending agent and rebates paid to the borrowing counterparties.

The following is a summary of the inputs that were used to value the Portfolio’s investments in securities and other financial instruments as of September 30, 2023.

Valuation Inputs Summary

		Level 2 -	Level 3 -
	Level 1 -	Other Significant	Significant
	Quoted Prices	Observable Inputs	Unobservable Inputs

Assets
Investments In Securities:
Common Stocks
Commercial Services & Supplies	$52,457,641	$2,707,651	$-
Hotels, Restaurants & Leisure	20,178,258	10,686,527	-
All Other	1,321,710,326	-	-
Warrants	-	2	-
Investment Companies	-	53,174,991	-
Total Investments in Securities	$1,394,346,225	$66,569,171	$-
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	-	3,028,075	-
Total Assets	$1,394,346,225	$69,597,246	$-
Liabilities
Other Financial Instruments(a):
Forward Foreign Currency Exchange Contracts	$-	$177,921	$-

(a)

Other financial instruments may include forward foreign currency exchange contracts, futures, written options, written swaptions, and swap contracts. Forward foreign currency exchange contracts, futures contracts, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract's value from trade date. Written options and written swaptions are reported at their market value at measurement date.

Investment Valuation

Portfolio holdings are valued in accordance with policies and procedures established by the Adviser pursuant to Rule 2a-5 under the 1940 Act and approved by and subject to the oversight of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at readily available market quotations, which are (i) the official close prices or (ii) last sale prices on the primary market or exchange in which the securities trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are generally valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is no current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Foreign securities and currencies are converted to U.S. dollars using the current spot USD dollar exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). The Adviser will determine the market value of individual securities held by it by using prices provided by one or more Adviser-approved professional pricing services or, as needed, by obtaining market quotations from independent broker-dealers. Most debt securities are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Certain short-term securities maturing within 60 days or less may be evaluated and valued on an amortized cost basis provided that the amortized cost determined approximates market value. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith by the Adviser pursuant to the Valuation Procedures. Circumstances in which fair valuation may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. Special valuation considerations may apply with respect to “odd-lot” fixed-income transactions which, due to their small size, may receive evaluated prices by pricing services which reflect a large block trade and not what actually could be obtained for the odd-lot position. The value of the securities of other mutual funds held by the Portfolio, if any, will be calculated using the NAV of such mutual funds, and the prospectuses for such mutual funds explain the circumstances under which they use fair valuation and the effects of using fair valuation. The value of the securities of any cash management pooled investment vehicles that operate as money market funds held by the Portfolio, if any, will be calculated using the NAV of such funds.

Valuation Inputs Summary

FASB ASC 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value, and expands disclosure requirements regarding fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability and establishes a hierarchy that prioritizes inputs to valuation techniques used to measure fair value. These inputs are summarized into three broad levels:

Level 1 – Unadjusted quoted prices in active markets the Portfolio has the ability to access for identical assets or liabilities.

Level 2 – Observable inputs other than unadjusted quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Assets or liabilities categorized as Level 2 in the hierarchy generally include: debt securities fair valued in accordance with the evaluated bid or ask prices supplied by a pricing service; securities traded on OTC markets and listed securities for which no sales are reported that are fair valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Portfolio’s Trustees; certain short-term debt securities with maturities of 60 days or less that are fair valued at amortized cost; and equity securities of foreign issuers whose fair value is determined by using systematic fair valuation models provided by independent third parties in order to adjust for stale pricing which may occur between the close of certain foreign exchanges and the close of the NYSE. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, swaps, investments in unregistered investment companies, options, and forward contracts.

Level 3 – Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the Portfolio’s own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Portfolio since the beginning of the fiscal period.

The inputs or methodology used for fair valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of September 30, 2023 to fair value the Portfolio’s investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedule of Investments.

For additional information on the Portfolio, please refer to the Portfolio’s most recent semiannual or annual shareholder report.

109-35-70303 11-23